10-K Employee Benefit Plans - Fair value of plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ 28,431	$ 39,345	$ 40,710
Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	(314)	314	$ 505
Fair value, measurements, recurring | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	28,431	39,345
Fair value, measurements, recurring | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	(314)	314
Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	13,826	19,159
Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	(11)	7
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	14,020	19,505
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	(303)	307
Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ 0	0
Cash equivalents | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	7.00%
Cash equivalents | Fair value, measurements, recurring | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ 859	489
Cash equivalents | Fair value, measurements, recurring | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	(17)	14
Cash equivalents | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Cash equivalents | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Cash equivalents | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	859	489
Cash equivalents | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	(17)	14
Cash equivalents | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Cash equivalents | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
U.S. companies | Fair value, measurements, recurring | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	777	789
U.S. companies | Fair value, measurements, recurring | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	(11)	7
U.S. companies | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	777	789
U.S. companies | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	(11)	7
U.S. companies | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
U.S. companies | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
U.S. companies | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
U.S. companies | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ 0	$ 0
International companies | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	16.00%	19.00%
International companies | Fair value, measurements, recurring | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ 49	$ 135
International companies | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
International companies | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	49	135
International companies | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Collective and mutual funds | Fair value, measurements, recurring | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	16,237	21,984
Collective and mutual funds | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	12,729	17,620
Collective and mutual funds | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	3,508	4,364
Collective and mutual funds | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ 0	$ 0
Corporate bonds | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	29.00%	37.00%
Corporate bonds | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	69.00%	58.00%
Corporate bonds | Fair value, measurements, recurring | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ 8,554	$ 13,199
Corporate bonds | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Corporate bonds | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	8,554	13,199
Corporate bonds | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Municipal bonds | Fair value, measurements, recurring | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	621	791
Municipal bonds | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Municipal bonds | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	621	791
Municipal bonds | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
U.S. Government securities | Fair value, measurements, recurring | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	412	951
U.S. Government securities | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	320	750
U.S. Government securities | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	92	201
U.S. Government securities | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Pooled separate accounts | Fair value, measurements, recurring | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	337	326
Pooled separate accounts | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Pooled separate accounts | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	337	326
Pooled separate accounts | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ 0	$ 0
Other | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	17.00%	19.00%
Other | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage		11.00%
Other | Fair value, measurements, recurring | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ 585	$ 681
U.S. Government securities | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	7.00%	9.00%
U.S. Government securities | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	13.00%	13.00%
Common stock of large-cap U.S. companies | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	24.00%	16.00%
Common stock of large-cap U.S. companies | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	14.00%	13.00%
Pooled separate accounts, cash and cash equivalents | Pension benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	100.00%	100.00%
Insurance contract | Fair value, measurements, recurring | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ (286)	$ 293
Insurance contract | Fair value, measurements, recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	0	0
Insurance contract | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	(286)	293
Insurance contract | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total assets measured at fair value	$ 0	$ 0
Common stock of small-cap U.S. companies | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined benefit plan, plan assets, investment within plan asset category, percentage	4.00%	5.00%